RESULTS FROM OPERATING ACTIVITIES - Other Income and Admin expenses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Results from operating activities [abstract]
Gains on disposals of property, plant and equipment	R 0.1	R 0.7	R 5.8
Gain on financial instruments at fair value through profit or loss	0.0	0.0	2.1
Other income	R 0.1	R 0.7	R 7.9